Condensed Consolidated Statement of Comprehensive Income (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit after tax	£ 385	£ 568
Movement in fair value reserve (debt instruments):
- Change in fair value	(26)	46
- Income statement transfers	40	(37)
- Taxation	(4)	(3)
Other comprehensive income, fair value reserve (debt instruments)	10	6
Cash flow hedges:
- Effective portion of changes in fair value	(526)	(76)
- Income statement transfers	202	718
- Taxation	95	(179)
Other comprehensive income, cash flow hedges, total	(229)	463
Cost of hedging:
- Cost of hedging gains	19	0
- Income statement transfers	1	0
- Taxation	(1)	0
Other comprehensive income, net of tax, change in value of time value of options	19	0
Net other comprehensive (expense)/income that may be reclassified to profit or loss subsequently	(200)	469
Pension remeasurement:
- Remeasurements of the net defined benefit (asset)/liability	(42)	2
- Taxation	12	(1)
Pension remeasurement, total	(30)	1
Own credit adjustment:
- Change in fair value	(3)	4
- Taxation	1	(1)
Own credit adjustment, total	(2)	3
Net other comprehensive (expense)/income that will not be reclassified to profit or loss subsequently	(32)	4
Total other comprehensive (expense)/income net of tax	(232)	473
Total comprehensive income	£ 153	£ 1,041